Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Supplementary cash flow information
Supplementary cash flow information

The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	2014	2013	2012
Purchase of West Auriga, issuance of loan note to related party (1)	100.0	—	—
Purchase of West Vela, deferred consideration payable to related party (2)	73.7	—	—
Purchase of West Vela, contingent consideration payable to related party (2)	65.7	—	—
Capital injection due to forgiveness of related party payables	—	40.5	—

1.	The purchase of the West Auriga was financed by the issuance of a discount loan note: refer to Note 3 - Business acquisitions

2.	The purchase of the West Vela was financed partly by deferred and contingent consideration: refer to Note 3 - Business acquisitions